Schedule of Investments (unaudited) December 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Axon Enterprise Inc.(a)(b)	475,042	$34,811,078
Curtiss-Wright Corp.	249,463	35,146,842
Mercury Systems Inc.(a)(b)	444,710	30,733,908
Teledyne Technologies Inc.(a)	291,654	101,069,777

		201,761,605

Auto Components — 1.0%
Gentex Corp.	2,027,300	58,751,154
Visteon Corp.(a)(b)	160,726	13,917,264

		72,668,418

Banks — 1.0%
Bank of Hawaii Corp.	188,623	17,949,365
Commerce Bancshares Inc.	456,750	31,031,595
First Financial Bankshares Inc.	694,474	24,376,037

		73,356,997

Beverages — 0.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	73,816	27,891,376

Biotechnology — 1.4%
Arrowhead Pharmaceuticals Inc.(a)	800,819	50,795,949
Exelixis Inc.(a)	2,431,371	42,840,757
Ligand Pharmaceuticals Inc.(a)(b)	142,055	14,814,916

		108,451,622

Building Products — 1.5%
Lennox International Inc.	185,172	45,176,413
Owens Corning	461,731	30,067,922
Trex Co. Inc.(a)(b)	466,835	41,959,130

		117,203,465

Capital Markets — 3.0%
Eaton Vance Corp., NVS	643,303	30,035,817
Evercore Inc., Class A	218,551	16,338,873
FactSet Research Systems Inc.	303,449	81,415,367
Federated Investors Inc., Class B	550,584	17,943,532
SEI Investments Co.	1,009,353	66,092,434
Stifel Financial Corp.	267,621	16,231,214

		228,057,237

Chemicals — 2.1%
Cabot Corp.	204,811	9,732,619
Ingevity Corp.(a)(b)	334,964	29,269,154
NewMarket Corp.	38,737	18,846,325
RPM International Inc.	622,519	47,784,559
Scotts Miracle-Gro Co. (The)	317,210	33,681,358
Valvoline Inc.	821,501	17,588,336

		156,902,351

Commercial Services & Supplies — 2.4%
Brink’s Co. (The)(b)	400,433	36,311,264
Clean Harbors Inc.(a)	411,015	35,244,536
Deluxe Corp.	151,338	7,554,793
Herman Miller Inc.	471,749	19,648,346
MSA Safety Inc.	182,195	23,022,160
Stericycle Inc.(a)	320,285	20,437,386
Tetra Tech Inc.(b)	436,922	37,645,200

		179,863,685

Communications Equipment — 1.3%
Ciena Corp.(a)(b)	767,911	32,782,120
Lumentum Holdings Inc.(a)(b)	617,619	48,977,187

Security	Shares	Value

Communications Equipment (continued)
ViaSat Inc.(a)(b)	237,605	$17,391,498

		99,150,805

Construction & Engineering — 0.8%
EMCOR Group Inc.	206,331	17,806,365
MasTec Inc.(a)(b)	482,863	30,980,490
Valmont Industries Inc.	79,096	11,846,999

		60,633,854

Construction Materials — 0.4%
Eagle Materials Inc.(b)	333,391	30,225,228

Consumer Finance — 0.4%
FirstCash Inc.	221,595	17,867,205
SLM Corp.	1,707,168	15,210,867

		33,078,072

Containers & Packaging — 0.6%
AptarGroup Inc.	307,041	35,500,080
Silgan Holdings Inc.	371,618	11,549,888

		47,049,968

Distributors — 0.9%
Pool Corp.	320,710	68,112,390

Diversified Consumer Services — 0.5%
Service Corp. International/U.S.	746,270	34,350,808
WW International Inc.(a)	192,949	7,372,581

		41,723,389

Electric Utilities — 0.7%
Hawaiian Electric Industries Inc.	417,823	19,579,186
IDACORP Inc.	182,914	19,535,215
PNM Resources Inc.	321,842	16,320,608

		55,435,009

Electrical Equipment — 0.8%
Hubbell Inc.	434,943	64,293,274

Electronic Equipment, Instruments & Components — 3.7%
Cognex Corp.(b)	1,366,678	76,588,635
Coherent Inc.(a)(b)	193,382	32,169,096
Jabil Inc.	1,111,485	45,937,675
Littelfuse Inc.	122,579	23,449,363
National Instruments Corp.	447,296	18,938,512
Trimble Inc.(a)(b)	1,992,346	83,060,905

		280,144,186

Energy Equipment & Services — 0.1%
Core Laboratories NV	138,241	5,207,539

Entertainment — 0.2%
World Wrestling Entertainment Inc., Class A(b)	216,077	14,016,915

Equity Real Estate Investment Trusts (REITs) — 9.4%
Alexander & Baldwin Inc.	233,300	4,889,968
American Campus Communities Inc.	526,837	24,777,144
Brixmor Property Group Inc.	1,335,857	28,867,870
Camden Property Trust	426,370	45,237,857
CoreSite Realty Corp.	301,724	33,829,295
Corporate Office Properties Trust	411,524	12,090,575
Cousins Properties Inc.	1,174,164	48,375,557
CyrusOne Inc.	588,916	38,532,774
Douglas Emmett Inc.	831,215	36,490,338
EastGroup Properties Inc.	307,390	40,781,431
EPR Properties	275,754	19,479,262
First Industrial Realty Trust Inc.	669,293	27,782,352

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.	497,240	$16,592,899
Highwoods Properties Inc.	414,348	20,265,761
Kilroy Realty Corp.	468,352	39,294,733
Lamar Advertising Co., Class A	419,950	37,484,737
Liberty Property Trust	732,224	43,970,051
Life Storage Inc.	227,308	24,612,910
National Retail Properties Inc.	756,051	40,539,455
Omega Healthcare Investors Inc.	787,234	33,339,360
PotlatchDeltic Corp.	246,999	10,687,647
PS Business Parks Inc.	159,990	26,377,551
Rayonier Inc.	433,835	14,212,435
Spirit Realty Capital Inc.	338,506	16,647,725
Taubman Centers Inc.	210,278	6,537,543
Urban Edge Properties	423,155	8,116,113
Weingarten Realty Investors	431,292	13,473,562

		713,286,905

Food & Staples Retailing — 0.6%
Casey’s General Stores Inc.	294,299	46,790,598

Food Products — 1.0%
Lancaster Colony Corp.	77,456	12,400,706
Pilgrim’s Pride Corp.(a)(b)	267,932	8,765,395
Post Holdings Inc.(a)(b)	244,220	26,644,402
Sanderson Farms Inc.	157,491	27,753,064
Tootsie Roll Industries Inc.(b)	61,650	2,104,731

		77,668,298

Gas Utilities — 0.3%
ONE Gas Inc.	212,621	19,894,947

Health Care Equipment & Supplies — 5.3%
Cantel Medical Corp.(b)	167,602	11,882,982
Globus Medical Inc., Class A(a)(b)	616,144	36,278,559
Haemonetics Corp.(a)	259,767	29,847,228
Hill-Rom Holdings Inc.(b)	293,977	33,375,209
ICU Medical Inc.(a)(b)	153,984	28,813,486
Integra LifeSciences Holdings Corp.(a)(b)	570,595	33,254,277
LivaNova PLC(a)(b)	197,173	14,872,759
Masimo Corp.(a)(b)	393,092	62,132,122
NuVasive Inc.(a)(b)	272,846	21,101,910
Penumbra Inc.(a)(b)	257,042	42,224,289
West Pharmaceutical Services Inc.	591,713	88,952,215

		402,735,036

Health Care Providers & Services — 2.3%
Amedisys Inc.(a)(b)	258,104	43,082,720
Chemed Corp.(b)	128,050	56,247,243
Encompass Health Corp.	370,175	25,642,022
HealthEquity Inc.(a)(b)	567,206	42,012,948
MEDNAX Inc.(a)(b)	262,612	7,297,988

		174,282,921

Hotels, Restaurants & Leisure — 6.6%
Boyd Gaming Corp.	639,342	19,141,899
Caesars Entertainment Corp.(a)	4,472,631	60,827,782
Choice Hotels International Inc.	253,749	26,245,259
Churchill Downs Inc.	283,728	38,927,482
Domino’s Pizza Inc.	327,081	96,089,856
Dunkin’ Brands Group Inc.	662,751	50,064,211
Eldorado Resorts Inc.(a)(b)	523,109	31,198,221
Jack in the Box Inc.	92,576	7,223,705
Marriott Vacations Worldwide Corp.	299,471	38,559,886
Papa John’s International Inc.	112,688	7,116,247

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games Corp./DE, Class A(a)(b)	432,035	$11,569,897
Six Flags Entertainment Corp.	313,954	14,162,465
Texas Roadhouse Inc.	269,237	15,163,428
Wendy’s Co. (The)	861,244	19,128,229
Wyndham Destinations Inc.	315,326	16,299,201
Wyndham Hotels & Resorts Inc.(b)	761,388	47,822,780

		499,540,548

Household Durables — 1.1%
Helen of Troy Ltd.(a)(b)	118,594	21,322,015
KB Home	320,650	10,988,676
Tempur Sealy International Inc.(a)	363,810	31,673,299
Toll Brothers Inc.	515,997	20,387,041

		84,371,031

Household Products — 0.3%
Energizer Holdings Inc.	513,906	25,808,359

Industrial Conglomerates — 1.0%
Carlisle Companies Inc.	453,219	73,348,963

Insurance — 3.2%
Alleghany Corp.(a)	47,613	38,069,927
Brown & Brown Inc.	1,865,664	73,656,415
Primerica Inc.	330,961	43,210,268
RenaissanceRe Holdings Ltd.	353,167	69,227,795
RLI Corp.	200,812	18,077,096

		242,241,501

Interactive Media & Services — 0.2%
Yelp Inc.(a)(b)	515,877	17,967,996

Internet & Direct Marketing Retail — 0.8%
Etsy Inc.(a)(b)	948,184	42,004,551
Grubhub Inc.(a)(b)	409,072	19,897,262

		61,901,813

IT Services — 3.5%
CACI International Inc., Class A(a)	200,336	50,081,997
CoreLogic Inc.(a)	285,835	12,493,848
KBR Inc.	1,134,478	34,601,579
LiveRamp Holdings Inc.(a)(b)	216,300	10,397,541
MAXIMUS Inc.	281,082	20,909,690
Perspecta Inc.	1,101,232	29,116,574
Sabre Corp.	1,050,132	23,564,962
Science Applications International Corp.	176,368	15,347,543
WEX Inc.(a)(b)	346,194	72,513,795

		269,027,529

Leisure Products — 0.9%
Brunswick Corp./DE	322,450	19,340,551
Polaris Inc.	460,069	46,789,017

		66,129,568

Life Sciences Tools & Services — 3.9%
Bio-Rad Laboratories Inc., Class A(a)	124,476	46,059,854
Bio-Techne Corp.(b)	305,304	67,017,281
Charles River Laboratories International Inc.(a)(b)	390,621	59,671,264
PRA Health Sciences Inc.(a)(b)	505,908	56,231,674
Repligen Corp.(a)(b)	375,084	34,695,270
Syneos Health Inc.(a)(b)	498,741	29,662,621

		293,337,964

Machinery — 6.2%
AGCO Corp.	265,375	20,500,219
Colfax Corp.(a)(b)	305,998	11,132,207

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Donaldson Co. Inc.	648,326	$37,356,544
Graco Inc.	1,333,754	69,355,208
ITT Inc.(b)	470,386	34,766,229
Lincoln Electric Holdings Inc.	489,233	47,323,508
Nordson Corp.	409,861	66,741,765
Oshkosh Corp.	321,544	30,434,140
Timken Co. (The)	542,857	30,568,278
Toro Co. (The)	854,011	68,039,056
Woodward Inc.	451,065	53,424,139

		469,641,293

Marine — 0.3%
Kirby Corp.(a)(b)	249,002	22,293,149

Media — 1.1%
Cable One Inc.	40,196	59,830,540
New York Times Co. (The), Class A(b)	757,876	24,380,871

		84,211,411

Metals & Mining — 2.5%
Allegheny Technologies Inc.(a)(b)	502,828	10,388,426
Carpenter Technology Corp.	209,650	10,436,377
Compass Minerals International Inc.	194,877	11,879,702
Reliance Steel & Aluminum Co.	534,016	63,953,756
Royal Gold Inc.	525,594	64,253,867
Steel Dynamics Inc.	845,521	28,781,535

		189,693,663

Multi-Utilities — 0.5%
Black Hills Corp.	233,142	18,310,973
MDU Resources Group Inc.	678,655	20,162,840

		38,473,813

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	245,063	16,005,065

Oil, Gas & Consumable Fuels — 1.0%
Matador Resources Co.(a)(b)	875,814	15,738,378
Murphy Oil Corp.	544,470	14,591,796
WPX Energy Inc.(a)(b)	3,334,458	45,815,453

		76,145,627

Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	675,506	20,042,263

Pharmaceuticals — 1.0%
Catalent Inc.(a)(b)	1,170,046	65,873,590
Nektar Therapeutics(a)	449,679	9,706,321

		75,579,911

Professional Services — 0.9%
ASGN Inc.(a)	257,274	18,258,736
FTI Consulting Inc.(a)(b)	301,279	33,339,534
Insperity Inc.	168,185	14,470,637

		66,068,907

Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.	198,031	34,475,217

Road & Rail — 0.9%
Knight-Swift Transportation Holdings Inc.	983,569	35,251,113
Landstar System Inc.(b)	214,354	24,408,490
Werner Enterprises Inc.	162,745	5,922,291

		65,581,894

Semiconductors & Semiconductor Equipment — 6.7%
Cabot Microelectronics Corp.	233,009	33,627,859

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic Inc.(a)	462,603	$38,123,113
Cypress Semiconductor Corp.	2,953,444	68,903,848
MKS Instruments Inc.	436,105	47,975,911
Monolithic Power Systems Inc.	323,123	57,522,356
Semtech Corp.(a)	269,875	14,276,387
Silicon Laboratories Inc.(a)	347,112	40,258,050
SolarEdge Technologies Inc.(a)(b)	389,107	37,000,185
Synaptics Inc.(a)(b)	163,057	10,724,259
Teradyne Inc.	1,340,136	91,383,874
Universal Display Corp.(b)	339,637	69,988,997

		509,784,839

Software — 6.0%
ACI Worldwide Inc.(a)(b)	925,411	35,059,196
Blackbaud Inc.(b)	393,854	31,350,778
CDK Global Inc.	592,917	32,420,702
Ceridian HCM Holding Inc.(a)(b)	484,149	32,864,034
CommVault Systems Inc.(a)	164,603	7,347,878
Fair Isaac Corp.(a)	231,612	86,780,384
j2 Global Inc.	370,593	34,728,270
LogMeIn Inc.	251,737	21,583,930
Manhattan Associates Inc.(a)(b)	511,390	40,783,353
PTC Inc.(a)(b)	432,760	32,409,396
Teradata Corp.(a)(b)	350,469	9,382,055
Tyler Technologies Inc.(a)(b)	311,774	93,538,436

		458,248,412

Specialty Retail — 2.1%
Aaron’s Inc.(b)	308,953	17,644,306
Five Below Inc.(a)(b)	445,299	56,935,930
Murphy USA Inc.(a)	230,965	27,022,905
RH(a)	130,652	27,894,202
Williams-Sonoma Inc.	428,803	31,491,292

		160,988,635

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	438,280	15,409,925

Textiles, Apparel & Luxury Goods — 1.6%
Carter’s Inc.	222,164	24,291,412
Columbia Sportswear Co.	145,705	14,598,184
Deckers Outdoor Corp.(a)	223,920	37,811,131
Skechers U.S.A. Inc., Class A(a)	1,071,436	46,275,321

		122,976,048

Thrifts & Mortgage Finance — 0.7%
LendingTree Inc.(a)(b)	61,934	18,793,253
New York Community Bancorp. Inc.	1,866,577	22,436,255
Washington Federal Inc.	394,267	14,449,886

		55,679,394

Trading Companies & Distributors — 0.3%
Watsco Inc.	133,002	23,960,310

Water Utilities — 0.6%
Aqua America Inc.	949,875	44,587,133

Total Common Stocks — 99.8% (Cost: $6,191,498,476)		7,583,408,271

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	368,407,777	368,555,140

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	10,372,250	$10,372,250

		378,927,390

Total Short-Term Investments — 5.0% (Cost: $378,823,859)		378,927,390

Total Investments in Securities — 104.8% (Cost: $6,570,322,335)		7,962,335,661

Other Assets, Less Liabilities — (4.8)%		(366,407,291)

Net Assets — 100.0%		$7,595,928,370

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	301,369,715	67,038,062	368,407,777	$368,555,140	$1,089,135	(a)	$(4,420)	$2,514
BlackRock Cash Funds: Treasury, SL Agency Shares	11,795,983	(1,423,733)	10,372,250	10,372,250	168,681		—	—

				$378,927,390	$1,257,816		$(4,420)	$2,514

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	57	03/20/20	$11,769	$138,780

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,583,408,271	$—	$—	$7,583,408,271
Money Market Funds	378,927,390	—	—	378,927,390

	$7,962,335,661	$—	$—	$7,962,335,661

Derivative financial instruments(a)
Assets
Futures Contracts	$138,780	$—	$—	$138,780

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® S&P Mid-Cap 400 Growth ETF

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares